Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

July 31, 2021

ILS-QTLY-0921
1.834743.115

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
Australia - 0.2%
Imdex Ltd.	2,622,752	$4,041,884
Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (a)	6,846,716	8,010,658
Belgium - 0.7%
KBC Ancora	268,489	11,873,497
Canada - 1.6%
McCoy Global, Inc. (b)	630,715	363,991
Richelieu Hardware Ltd.	480,763	16,766,590
Summit Industrial Income REIT (c)	700,000	10,643,636

TOTAL CANADA		27,774,217

Cayman Islands - 0.3%
Chlitina Holding Ltd.	714,500	5,245,722
China - 0.2%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,139,491	3,773,937
Denmark - 2.5%
Netcompany Group A/S (a)	158,226	19,554,321
SimCorp A/S	113,800	15,816,948
Spar Nord Bank A/S	640,287	7,698,555

TOTAL DENMARK		43,069,824

Finland - 0.7%
Admicom OYJ	51,100	5,667,725
Musti Group OYJ	136,302	5,633,219

TOTAL FINLAND		11,300,944

France - 2.6%
Laurent-Perrier Group SA	62,312	7,539,596
Lectra	304,400	12,403,596
The Lisi Group	219,379	7,481,852
Vetoquinol SA	116,884	16,971,206

TOTAL FRANCE		44,396,250

Germany - 3.0%
CompuGroup Medical AG	85,597	6,869,143
CTS Eventim AG (b)	328,993	22,362,353
Nexus AG	291,358	23,191,332

TOTAL GERMANY		52,422,828

India - 1.2%
Embassy Office Parks (REIT)	1,894,400	9,219,030
Indian Energy Exchange Ltd. (a)	1,842,436	10,681,363

TOTAL INDIA		19,900,393

Ireland - 0.6%
Cairn Homes PLC (b)	3,679,500	4,741,146
Irish Residential Properties REIT PLC	2,725,000	4,978,098

TOTAL IRELAND		9,719,244

Israel - 1.8%
Ituran Location & Control Ltd.	467,077	11,859,085
Maytronics Ltd.	375,315	8,173,914
Strauss Group Ltd.	251,484	6,974,645
Tel Aviv Stock Exchange Ltd.	707,643	4,376,112

TOTAL ISRAEL		31,383,756

Italy - 2.5%
Interpump Group SpA	686,943	42,903,755
Japan - 31.0%
Ai Holdings Corp.	225,800	4,188,533
Aoki Super Co. Ltd.	175,000	5,008,887
Artnature, Inc.	483,700	2,989,368
Aucnet, Inc.	296,077	4,293,865
Azbil Corp.	1,261,492	48,928,020
Broadleaf Co. Ltd.	2,509,998	11,531,279
Central Automotive Products Ltd.	130,900	3,985,288
Century21 Real Estate Japan Ltd.	29,400	284,071
Curves Holdings Co. Ltd.	1,814,826	13,465,825
Daiichikosho Co. Ltd.	397,500	13,859,327
Daikokutenbussan Co. Ltd.	87,500	5,032,815
Digital Hearts Holdings Co. Ltd.	299,700	4,130,590
Funai Soken Holdings, Inc.	409,750	9,367,422
Goldcrest Co. Ltd.	680,030	10,029,520
Iwatsuka Confectionary Co. Ltd.	18,900	685,675
JEOL Ltd.	234,200	15,135,846
Kobayashi Pharmaceutical Co. Ltd. (c)	123,800	9,840,354
Koshidaka Holdings Co. Ltd.	1,546,400	7,809,176
Kusuri No Aoki Holdings Co. Ltd.	98,300	6,567,969
Lasertec Corp.	270,844	50,846,016
Medikit Co. Ltd.	224,400	6,566,009
Miroku Jyoho Service Co., Ltd.	349,800	5,009,214
Misumi Group, Inc.	519,650	17,999,818
Mitsuboshi Belting Ltd.	272,680	4,526,232
Nabtesco Corp.	460,600	17,297,954
Nagaileben Co. Ltd.	653,227	15,344,478
Nihon Parkerizing Co. Ltd.	1,745,600	17,852,999
NS Tool Co. Ltd.	570,200	7,733,992
NSD Co. Ltd.	142,200	2,429,085
OBIC Co. Ltd.	250,700	43,921,918
OSG Corp.	993,800	18,416,621
Paramount Bed Holdings Co. Ltd.	486,720	8,660,293
Poletowin Pitcrew Holdings, Inc.	369,700	3,484,525
ProNexus, Inc.	467,800	4,281,220
San-Ai Oil Co. Ltd.	794,700	9,837,315
SHO-BOND Holdings Co. Ltd.	635,600	26,738,016
Shoei Co. Ltd.	720,652	29,954,634
SK Kaken Co. Ltd.	30,900	11,745,408
Software Service, Inc.	78,600	7,064,364
Techno Medica Co. Ltd.	80,791	1,176,829
The Monogatari Corp.	106,600	6,607,538
TKC Corp.	112,000	3,312,885
Tocalo Co. Ltd.	643,336	8,028,139
USS Co. Ltd.	739,700	12,797,508
Welcia Holdings Co. Ltd.	219,400	7,449,660
Workman Co. Ltd.	54,600	3,757,623
YAKUODO Holdings Co. Ltd.	195,900	4,117,820
Yamada Consulting Group Co. Ltd.	310,400	3,310,405

TOTAL JAPAN		537,402,348

Korea (South) - 0.6%
BGF Retail Co. Ltd.	53,526	7,498,915
Leeno Industrial, Inc.	23,528	3,649,334

TOTAL KOREA (SOUTH)		11,148,249

Luxembourg - 0.3%
Stabilus SA	75,000	5,947,561
Netherlands - 2.8%
Aalberts Industries NV	789,480	48,062,240
Norway - 1.4%
Kongsberg Gruppen ASA	471,559	13,503,996
Medistim ASA	170,842	6,100,982
PatientSky Group A/S	2,373,662	1,061,260
Volue A/S	673,944	3,512,847

TOTAL NORWAY		24,179,085

South Africa - 0.7%
Clicks Group Ltd.	632,129	11,436,891
Spain - 0.9%
Fluidra SA	404,101	16,370,308
Sweden - 10.8%
Addlife AB	1,462,956	48,808,253
AddTech AB (B Shares)	3,071,340	63,864,349
BHG Group AB (b)	305,000	4,705,172
Hemnet Group AB (b)	16,100	347,589
INVISIO AB	316,300	6,554,984
John Mattson Fastighetsforetag (b)	343,652	6,906,254
Lagercrantz Group AB (B Shares)	3,755,887	51,309,455
Stillfront Group AB (b)	620,000	4,728,289

TOTAL SWEDEN		187,224,345

Switzerland - 1.3%
Tecan Group AG	38,620	22,276,260
Taiwan - 0.4%
Addcn Technology Co. Ltd.	691,435	6,095,346
United Kingdom - 17.2%
Alliance Pharma PLC	9,107,237	13,165,422
Avon Rubber PLC	725,000	27,370,490
Bodycote PLC	1,093,967	13,723,543
Clarkson PLC	305,549	13,696,998
Dechra Pharmaceuticals PLC	730,095	50,437,153
DP Poland PLC (b)	16,469,165	1,716,910
Helios Towers PLC (b)	2,340,833	5,323,148
Howden Joinery Group PLC	1,004,900	12,532,188
Meggitt PLC (b)	2,592,707	16,905,720
Rightmove PLC	2,014,170	19,659,467
Spectris PLC	939,278	46,609,792
Spirax-Sarco Engineering PLC	297,391	62,047,361
Ultra Electronics Holdings PLC	348,258	15,345,292

TOTAL UNITED KINGDOM		298,533,484

United States of America - 2.7%
Autoliv, Inc.	52,300	5,276,024
Morningstar, Inc.	53,100	13,414,653
PriceSmart, Inc.	120,660	10,828,028
ResMed, Inc.	63,495	17,257,941

TOTAL UNITED STATES OF AMERICA		46,776,646

TOTAL COMMON STOCKS
(Cost $793,124,219)		1,531,269,672

Nonconvertible Preferred Stocks - 1.6%
Germany - 1.6%
Sartorius AG (non-vtg.)
(Cost $1,284,364)	46,680	28,229,742

Investment Companies - 6.5%
United States of America - 6.5%
iShares MSCI EAFE Small-Cap ETF	1,120,000	84,492,797
Vanguard FTSE All-World ex-US Small-Cap ETF	200,000	27,544,000
TOTAL INVESTMENT COMPANIES
(Cost $92,657,502)		112,036,797

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (d)	74,560,128	74,575,040
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	5,227,597	5,228,120
TOTAL MONEY MARKET FUNDS
(Cost $79,803,130)		79,803,160
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $966,869,215)		1,751,339,371
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(20,051,575)
NET ASSETS - 100%		$1,731,287,796

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,246,342 or 2.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,223
Fidelity Securities Lending Cash Central Fund	110,502
Total	$143,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$76,203,661	$136,501,345	$138,132,071	$2,105	$--	$74,575,040	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	7,076,555	73,838,225	75,686,660	--	--	5,228,120	0.0%
Total	$83,280,216	$210,339,570	$213,818,731	$2,105	$--	$79,803,160

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.